Description of business and basis of preparation of the consolidated financial statements - Corporate Reorganization (Details) - ARS ($) $ in Millions	Nov. 30, 2017	Sep. 05, 2017	Jul. 31, 2008
Cubecorp
Merger Information
Percentage of voting equity interests acquired			100.00%
Cubecorp | Secretary of Commerce Resolution No. 2017-656-APN-SECC # MP
Merger Information
Percentage of voting equity interests acquired		100.00%
Telecom Argentina
Corporate Reorganization of the Telecom Group and Its controlling companies
Net assets from the investment	$ 14
Net liabilities from the investment	$ 14